Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000063038
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway Global Value Fund, Institutional Class
Account Value	$ 1,000,000	$ 2,084,843	$ 1,625,430	$ 1,167,271	$ 1,571,089	$ 1,025,866	$ 1,153,117	$ 1,249,832	$ 1,134,773	$ 980,575	$ 908,475
C000096979
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway Global Value Fund, Investor Class
Account Value	$ 10,000	20,386	15,943	11,468	15,491	10,129	11,419	12,387	11,258	9,754	9,061
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,000,000	2,452,576	1,861,458	1,540,910	1,942,150	1,524,025	1,379,918	1,361,143	1,239,945	1,045,061	933,447
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 10,000	24,526	18,615	15,409	19,422	15,240	13,799	13,611	12,399	10,451	9,334
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 1,000,000	2,580,103	1,949,493	1,605,701	2,014,303	1,573,909	1,417,947	1,390,876	1,260,449	1,056,664	938,407
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 10,000	$ 25,801	$ 19,495	$ 16,057	$ 20,143	$ 15,739	$ 14,179	$ 13,909	$ 12,604	$ 10,567	$ 9,384